Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Research and development expenses	$ (30)	$ (38)	$ (35)
General and administrative expenses	(1,001)	(910)	(807)
Operating loss	(1,031)	(948)	(842)
Revaluation of warrants to purchase ADS’s	719	(2,172)	584
Revaluation of marketable securities – InterCure Ltd	747	138	(574)
Other finance income	21	45	98
Other finance expenses	(21)	(17)	(29)
Finance income (expenses), net	1,466	(2,006)	79
Total comprehensive income (loss) for the year (basic)	435	(2,954)	(763)
Total comprehensive income (loss) for the year (diluted)	$ (225)	$ (2,954)	$ (763)
Basic earnings (loss) per share (in U.S. dollars): (in Dollars per share)	$ 0.001	$ (0.006)	$ (0.001)
Diluted loss per share (in U.S. dollars): (in Dollars per share)	$ 0	$ (0.006)	$ (0.001)
Weighted average number of issued ordinary shares (in Shares)	531,995,467	514,205,799	514,205,799
Diluted weighted average number of ordinary shares (in Shares)	615,548,446	514,205,799	514,205,799